RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others

	At December 31,
	2021	2022
Due from ReneSola Singapore (1)and its subsidiaries	$2,345,874	$—
Due from other Related Party (2)	433,285	—
Allowance for credit losses (3)	(2,244,500)	—
Due from Related Party balances, net	534,659	—

Due to ReneSola Singapore (1)and its subsidiaries	8,793,966	—
Due to other Related Party (2)	1,272,143	1,475,254

Due to related party balances, net	$9,531,450	$1,475,254

Schedule of related party transactions

	Years ended December 31,
	2020	2021	2022
Receiving services	26,070	23,538	9,437
Payment for service(6)	—	—	97,148
Rendering of service to	299,626	—	—
Borrowing from (4)	12,827	—	—
Bond issued to (5)	—	1,272,143	203,111
Lending to (2)	—	433,285	—
(1)	ReneSola Singapore Pte., Ltd and its subsidiaries was a related party of the Company in that both ReneSola Singapore and the Company are under common control of Mr. Li Xianshou. The balances due from ReneSola Singapore and its subsidiaries were mainly for rendering service to them. The balances due to ReneSola Singapore and its subsidiaries were mainly for modules, raw materials that the Company purchased from them and borrowings from them. In September 2022, the Company entered into a shares repurchase agreement with ReneSola Singapore Pte. As of December 31, 2022, ReneSola Singapore Pte owned 8.33% of the outstanding equity in the Company. Affiliates of ReneSola Singapore resigned from their offices as legal representatives, directors, and officers of the Company and its subsidiaries shortly after the closing of the repurchase transaction. Ms. Crystal (Xinhan) Li and Ms. Maggie (Yuanyuan) Ma resigned from the Board of the Company immediately upon closing of the repurchase transaction. Ms. Crystal (Xinhan) Li also resigned from her executive role as the vice president of investment of the Company simultaneously. The Company assessed and concluded they were no longer classified as a related party, as Renesola Singapore’s only connection with the Company was through its ownership of shares. Subsequent to January 2023, the Company repurchased the rest of its shares owned by ReneSola Singapore Pte. As a result of Singapore Pte ceases to be a related party as of December 31, 2022, the amount due from and due to ReneSola Singapore Pte of $68,993 and $7,977,839 were reclassified into other receivable and other current liabilities.
(2)	During 2021, the Company entered into an agreement with Eiffel Energy Transition Fund S.L.P with the intention to develop solar projects in Europe. The Company also transacted with its non-controlling interest’s subsidiary company of Solar Nexus Limited. The balances due from other related party mainly represented borrowing provided to Solar Nexus Limited for working capital purpose. In the first quarter of 2022, the Company sold the equity interest of Solar Nexus Limited to a third party and Solar Nexus Limited is no longer a related party to the Company. The Company reclassed due from Solar Nexus Limited to other receivables. In May 2022, the Company received the full payment from Solar Nexus Limited for the due from balance. The balances due to other related party were convertible bond issued to Eiffel Investment Group for solar power development purpose.
(3)	Allowance for credit losses represented long-aging receivable balances from ReneSola Singapore Pte., Ltd and its subsidiaries for which the Company deemed there was a credit risk.
(4)	Represents borrowings under an agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to $200,000,000 with annual interest rate of 1%. There is no fixed repayment schedule of this loan.
(5)	Represents the convertible bond issued to Eiffel Investment Group up to EUR 7,030,000 ($7,960,000) with annual interest rate of 2%. The bond has a maturity date of September 2031. During the convertible period and when there is an Event of Default and Acceleration Event (failure to redeem, a material misrepresentation by the Company, or misuse of the proceeds), the bond holder shall have the right to convert the issued convertible bonds at the conversion priced into shares of the issuer. The conversion price is determined as per evaluation equal to 70% of the purchase price of the Shares. The Company accounts for convertible bond as a single debt instrument at amortized cost. In April 2022, Eiffel Investment Group issued another $203,111 (EUR 255,000) to a subsidiary of the Company. As of December 31, 2022, the convertible bond was $1,475,254 (EUR 1,379,000).
(6)	Represents the amount that the Company paid the cash to ReneSola Singapore Pte., Ltd and its subsidiaries for settling historical payable balance and current year service provided to the Company before October 1, 2022.